Financial Income and Costs - Summary of Details of Financial Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income [line items]
Interest income	₩ 303,535	₩ 279,607	₩ 271,925
Gain on foreign currency transactions	27,268	27,407	67,976
Gain on foreign currency translation	43,566	11,944	43,092
Gain on derivative transactions	48,566	12,304	50,668
Gain on valuation of derivatives	399,261	49,881	182,998
Gain on valuation of financial instruments	13,166	32,477	31,032
Others	82,288	69,216	42,737
Total	₩ 917,650	486,277	₩ 690,428
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Gain on disposal of trade receivables		₩ 3,441